Label	Element	Value
O'Shaughnessy Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The O’Shaughnessy Small Cap Value Fund’s (the “Small Cap Fund”) investment objective is to seek long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 27, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of small cap companies.  Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy.  Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are included in the Russell 2000 Value® Index (which consisted of companies with capitalizations from approximately $14.6 million up to approximately $6.1 billion as of August 31, 2018).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data.  The Adviser screens for companies within the market capitalization range.  The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Small Cap Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small Cap Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk. The Small Cap Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Small-Sized Company Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Additionally, due to the lower amount of trading volume associated with small cap companies, there is a risk of occasional trading challenges due to liquidity issues. Liquidity issues can negatively affect performance by increasing the costs associated with trading in and out of positions.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar.  Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Depositary Receipt Risk.  The Small Cap Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Value Style Investing Risk.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Sector Risk.  To the extent the Small Cap Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Investment Company Risk.  When the Small Cap Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart shows the annual return for the Fund’s Class I shares for one year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-291-7827
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2018 was 6.14%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.40% for the quarter ended December 31, 2017 and the lowest quarterly return was 0.84% for the quarter ended June 30, 2017.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.84%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2017)
O'Shaughnessy Small Cap Value Fund | Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
O'Shaughnessy Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,703
Annual Return 2017	rr_AnnualReturn2017	11.24%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
O'Shaughnessy Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.91%
O'Shaughnessy Small Cap Value Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.96%

[1]	Effective November 28, 2018, the Fund's management fee was reduced from 0.85% to 0.80%.
[2]	O'Shaughnessy Asset Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.99% of average daily net assets of the Fund's Class I shares (the "Expense Cap"). The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.